Finance income and costs	12 Months Ended
Dec. 31, 2025
Finance income and costs
Finance income and costs

25.Finance income and costs

	For the years ended December 31,
	2023	2024	2025
Finance income
Interest income from bank deposits	—	150	526
Interest income from borrowings	—	—	93
	—	150	619

Finance costs
Interest expense on lease liabilities	(10)	(2)	(57)
Interest expense on amounts due to related parties	(135)	(44)	—
Others	—	—	(14)
	(145)	(46)	(71)